Equity-settled share-based payments - Summary of Options (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Equity Settled Share Based Payments [Abstract]
At January 1, 2021 | shares	6,768,894	4,302,617	4,718,302
Options granted | shares	2,259,153	3,178,216	4,722,281
Options forfeited | shares	(563,541)	(52,525)	(2,899,801)
Options exercised | shares	(411,807)	(659,414)	(2,238,165)
At December 31, 2021 | shares	8,052,699	6,768,894	4,302,617
Exercisable at the year-end | shares	2,503,504	1,079,609	647,215
Outstanding balance, Weighted Average Exercise price | £ / shares	£ 226.83	£ 102.46	£ 70.17
Granted during the year, Weighted Average Exercise price | £ / shares	554.60	351.90	129.40
Lapsed or forfeited during the year, Weighted Average Exercise Price | £ / shares	146.02	5.00	105.32
Exercised during the year, Weighted Average Exercise Price | £ / shares	116.62	33.48	57.51
Outstanding balance, Weighted Average Exercise Price | £ / shares	329.74	226.83	102.46
Exercisable at the year-end, Weighted Average Exercise Price | £ / shares	£ 263.45	£ 151.33	£ 31.96